Note 4(b) - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	372,543	(18,597)	353,946
— Transferred from advances for vessels under construction	76,959	-	76,959
— Disposals	(66,599)	5,538	(61,061)
— Depreciation	-	(7,172)	(7,172)
Balance, June 30, 2020	382,903	(20,231)	362,672